Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	799	$22,055
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	1,352	28,053
PGIM QMA Commodity Strategies Fund (Class R6)*	1,294	16,593
PGIM QMA Emerging Markets Equity Fund (Class R6)	3,867	49,608
PGIM QMA International Developed Markets Index Fund (Class R6)	9,018	132,835
PGIM QMA Large-Cap Core Equity Fund (Class R6)	6,525	142,638
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	3,809	55,758
PGIM QMA US Broad Market Index Fund (Class R6)	4,433	92,305
PGIM Total Return Bond Fund (Class R6)	1,154	16,795

Total Long-Term Investments (cost $445,598)		556,640

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $316)	316	316

TOTAL INVESTMENTS 100.0% (cost $445,914)(wd)		556,956
Other assets in excess of liabilities 0.0%		154

Net Assets 100.0%		$557,110

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds